Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2020 Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom 2020 Fund - Class A
Expense Example:
1 year	$ 654
3 years	822
5 years	1,004
10 years	1,530
Fidelity Advisor Freedom 2020 Fund - Class C
Expense Example:
1 year	260
3 years	496
5 years	855
10 years	1,666
Fidelity Advisor Freedom 2020 Fund - Class M
Expense Example:
1 year	455
3 years	678
5 years	919
10 years	1,610
Fidelity Advisor Freedom 2020 Fund - Class I
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	714
Fidelity Advisor Freedom 2020 Fund - Class Z
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	$ 628